Trade Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
At January 1	$ (2,032,034)	$ (3,361,658)
Expected credit losses	(1,063,651)	(1,189,594)
Write-off of receivables	1,321,534	1,576,375
Reclassifications		(40,018)
Disposed Opeartions		982,861
At December 31	$ (1,774,151)	$ (2,032,034)